Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	PRUCO LIFE INSURANCE OF NEW JERSEY
Entity Central Index Key	0001038509